Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Loans, allowance for loan losses	$ 2,921	$ 2,740
Preferred stock, no par value
Preferred stock, authorized	2,000,000	2,000,000
Preferred stock, shares issued
Common stock, par value	$ 1	$ 1
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	5,360,304	5,370,304
Stock held by deferred compensation plan, shares	197,111	176,392
Treasury stock, shares	9,150	45,717